35. Fee and commission expense	12 Months Ended
Dec. 31, 2020
Fee and commission expense [abstract]
35. Fee and commission expense
35.	Fee and commission expense

Fee and commission expense” shows the amount of all fees and commissions paid or payable in the year, except those that form an integral part of the effective interest rate on financial instruments.

The breakdown of the balance of this item is as follows:

Thousand of reais	2020	2019	2018

Commissions assigned to third parties (1)	2,685,005	3,639,239	2,364,119
Other fees and commissions	1,693,488	1,040,066	1,232,174
Total	4,378,493	4,679,306	3,596,293

(1) Composed, mainly, by credit cards.